Unaudited interim condensed consolidated balance sheets (Parenthetical) - $ / shares	Jun. 30, 2025	Dec. 31, 2024
Common stock shares authorized	2,000,000,000	2,000,000,000
Common stock shares issued	38,664,618	38,275,518
Common stock shares outstanding	34,412,735	34,023,635
Preferred stock shares authorized	200,000,000	200,000,000
Treasury stock common shares	4,251,883	4,251,883
Series A Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	800,000	800,000
Preferred stock shares issued	795,878	795,878
Preferred stock shares outstanding	795,878	795,878
Series B Preferred Stock [Member]
Preferred stock par or stated value per share	$ 0.01	$ 0.01
Preferred stock shares authorized	16,000	16,000
Preferred stock shares issued	16,000	16,000
Preferred stock shares outstanding	16,000	16,000